Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Ordinary Shares Series A Warrants Class A ordinary shares	Ordinary Shares Class A ordinary shares	Ordinary Shares Class B ordinary shares	Additional Paid in Capital Series A Warrants	Additional Paid in Capital	Statutory Reserve	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Total Company's Equity Series A Warrants	Total Company's Equity	Noncontrolling Interest	Series A Warrants	Class A ordinary shares	Class B ordinary shares	Total
Balance at the beginning at Dec. 31, 2024					$ 9,870,996	$ 327,140	$ (6,693,866)	$ 52,104		$ 3,581,591					$ 3,581,591
Balance at the beginning (shares) at Dec. 31, 2024		17,165	11,658
Increase (Decrease) in Shareholders' Equity
Rounding up of fractional shares resulting from the reverse stock split (in shares)		4
Deconsolidation of VIE					(2,572,437)	$ (327,140)	2,862,740	36,837
Exercise of Series A Warrants				$ 126,180	322,500				$ 126,180	324,000		$ 126,180			324,000
Exercise of Series A Warrants (Shares)		1,715
Net (loss) income							154,412			154,412					154,412
Change in foreign currency translation adjustment															471,186
Change in foreign currency translation adjustment								471,186		471,186					471,186
Balance at the end at Jun. 30, 2025					7,747,239		(3,676,714)	560,127		4,657,369					4,657,369
Balance at the end (shares) at Jun. 30, 2025		18,884	11,658
Balance at the beginning at Dec. 31, 2025					7,747,232		(3,875,615)	357,941		4,256,282					4,256,282
Balance at the beginning (shares) at Dec. 31, 2025		18,884	11,658										18,884	11,658
Increase (Decrease) in Shareholders' Equity
Recognition of non-controlling interest in business combination											$ 329,015				329,015
Issue of shares					6,454,597					8,030,802					8,030,802
Issue of shares (in shares)		1,801,377
Share-based compensation					(252,980)					97,020					97,020
Share-based compensation (in shares)		200,000	200,000
Exercise of Series A Warrants				$ (123,050)
Exercise of Series A Warrants (Shares)	140,628
Net (loss) income							(1,154,870)			(1,154,870)	1,695				(1,153,175)
Change in foreign currency translation adjustment								(202,781)		(202,781)	(11)				(202,792)
Balance at the end at Jun. 30, 2026					$ 13,825,799		$ (5,030,485)	$ 155,160		$ 11,026,453	$ 330,699				$ 11,357,152
Balance at the end (shares) at Jun. 30, 2026		2,160,890	211,657										2,160,890	211,657	2,372,547